Significant Accounting Judgements and Estimates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Significant Accounting Judgements and Estimates [Line Items]
Tax losses	¥ 163,913	$ 23,438	¥ 68,580	¥ 237,432
Deferred tax assets	44,772				$ 6,402
Unrecognised deferred tax assets	31,957		44,236		4,570
Unused tax losses [member]
Significant Accounting Judgements and Estimates [Line Items]
Deferred tax assets	12,373		3,523		1,769
Taxes [Member]
Significant Accounting Judgements and Estimates [Line Items]
Tax losses	5,347,045	$ 764,617	4,425,237
Unrecognised deferred tax assets	¥ 1,572,664		¥ 1,321,638	¥ 1,119,913	$ 224,889